Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
TABLE 13 INVESTMENT SECURITIES

	Available-for-Sale				Held-to-Maturity
At December 31, 2015 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)
U.S. Treasury and Agencies
Maturing in one year or less	$476	$477	.4	2.38%	$–	$–	–	–%
Maturing after one year through five years	1,387	1,393	2.5	1.38	1,097	1,103	2.7	1.42
Maturing after five years through ten years	2,747	2,725	6.8	2.05	1,828	1,816	6.9	2.14
Maturing after ten years	1	1	11.7	4.15	–	–	–	–
Total	$4,611	$4,596	4.8	1.88%	$2,925	$2,919	5.3	1.87%
Mortgage-Backed Securities(a)
Maturing in one year or less	$360	$363	.6	2.25%	$210	$210	.7	2.08%
Maturing after one year through five years	32,988	33,030	4.1	1.92	31,258	31,130	3.7	2.07
Maturing after five years through ten years	16,468	16,466	5.7	1.44	8,933	8,962	5.5	1.44
Maturing after ten years	829	827	12.3	1.41	219	220	11.7	1.36
Total	$50,645	$50,686	4.7	1.76%	$40,620	$40,522	4.2	1.92%
Asset-Backed Securities(a)
Maturing in one year or less	$–	$–	–	–%	$–	$1	.1	1.01%
Maturing after one year through five years	194	199	3.4	3.27	6	8	3.4	1.05
Maturing after five years through ten years	354	361	5.9	2.75	3	3	6.3	1.17
Maturing after ten years	–	–	–	–	1	7	11.8	1.18
Total	$548	$560	5.0	2.94%	$10	$19	5.2	1.10%
Obligations of State and Political Subdivisions(b)(c)
Maturing in one year or less	$2,175	$2,216	.5	7.04%	$–	$–	.5	11.31%
Maturing after one year through five years	1,976	2,072	1.8	6.87	1	1	2.6	8.03
Maturing after five years through ten years	881	902	7.4	5.52	3	3	8.9	3.94
Maturing after ten years	117	126	14.5	7.15	4	4	10.5	2.32
Total	$5,149	$5,316	2.5	6.72%	$8	$8	9.1	3.49%
Other Debt Securities
Maturing in one year or less	$–	$–	–	–%	$1	$1	.6	1.64%
Maturing after one year through five years	–	–	–	–	26	24	3.8	1.27
Maturing after five years through ten years	–	–	–	–	–	–	–	–
Maturing after ten years	677	610	17.6	2.61	–	–	–	–
Total	$677	$610	17.6	2.61%	$27	$25	3.6	1.28%
Other Investments	$187	$229	22.9	4.59%	$–	$–	–	–%
Total investment securities(d)	$61,817	$61,997	4.7	2.21%	$43,590	$43,493	4.2	1.92%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 4.3 years at December 31, 2014, with a corresponding weighted-average yield of 2.32 percent. The weighted-average maturity of the held-to-maturity investment securities was 4.0 years at December 31, 2014, with a corresponding weighted-average yield of 1.92 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2015		2014
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$7,536	7.2%	$5,339	5.3%
Mortgage-backed securities	91,265	86.6	87,645	87.3
Asset-backed securities	558	.5	638	.6
Obligations of state and political subdivisions	5,157	4.9	5,613	5.6
Other debt securities and investments	891	.8	1,171	1.2
Total investment securities	$105,407	100.0%	$100,406	100.0%

Investment Securities Held-to-Maturity

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2015					2014
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Held-to-maturity(a)
U.S. Treasury and agencies	$2,925	$14	$–	$(20)	$2,919	$2,717	$15	$–	$(18)	$2,714
Mortgage-backed securities
Residential
Agency	40,619	175	–	(273)	40,521	42,204	335	–	(176)	42,363
Non-agency non-prime(d)	1	–	–	–	1	1	–	–	–	1
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	6	–	–	6	–	7	–	–	7
Other	10	3	–	–	13	13	4	–	–	17
Obligations of state and political subdivisions	8	1	–	(1)	8	9	1	–	(1)	9
Obligations of foreign governments	9	–	–	–	9	9	–	–	–	9
Other debt securities	18	–	–	(2)	16	21	–	–	(1)	20
Total held-to-	$43,590	$199	$–	$(296)	$43,493	$44,974	$362	$–	$(196)	$45,140

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Investment Securities Available-for-Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2015					2014
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Available-for-sale(b)
U.S. Treasury and agencies	$4,611	$12	$–	$(27)	$4,596	$2,622	$14	$–	$(4)	$2,632
Mortgage-backed securities
Residential
Agency	50,056	384	–	(364)	50,076	44,668	593	–	(244)	45,017
Non-agency
Prime(c)	316	6	(3)	(1)	318	399	9	(2)	(1)	405
Non-prime(d)	221	20	(1)	–	240	261	20	(1)	–	280
Commercial agency	52	–	–	–	52	112	3	–	–	115
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	16	3	–	–	19	18	4	–	–	22
Other	532	9	–	–	541	607	13	–	(1)	619
Obligations of state and political subdivisions	5,149	169	–	(2)	5,316	5,604	265	–	(1)	5,868
Obligations of foreign governments	–	–	–	–	–	6	–	–	–	6
Corporate debt securities	677	3	–	(70)	610	690	3	–	(79)	614
Perpetual preferred securities	153	20	–	(12)	161	200	27	–	(10)	217
Other investments	34	34	–	–	68	245	29	–	–	274
Total available-for-sale	$61,817	$660	$(4)	$(476)	$61,997	$55,432	$980	$(3)	$(340)	$56,069
(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Taxable	$1,778	$1,634	$1,375
Non-taxable	223	232	256
Total interest income from investment securities	$2,001	$1,866	$1,631

Amount of Gross Gains and Losses Realized through Sales of Available-for-sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Realized gains	$7	$11	$23
Realized losses	(6)	–	–
Net realized gains (losses)	$1	$11	$23
Income tax (benefit) on net realized gains (losses)	$–	$4	$9

Changes in Credit Losses on Debt Securities

Changes in the credit losses on debt securities are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Balance at beginning of period	$101	$116	$134
Additions to Credit Losses Due to Other-than-temporary Impairments
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	1	3	14
Total other-than-temporary impairment on debt securities	1	3	14
Other Changes in Credit Losses
Increases in expected cash flows	(3)	(5)	(2)
Realized losses(a)	(15)	(13)	(23)
Credit losses on security sales and securities expected to be sold	–	–	(7)
Balance at end of period	$84	$101	$116
(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross Unrealized Losses and Fair Value of Company's Investment Securities

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2015:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$1,306	$(19)	$60	$(1)	$1,366	$(20)
Residential agency mortgage-backed securities	17,819	(150)	4,156	(123)	21,975	(273)
Other asset-backed securities	–	–	6	–	6	–
Obligations of state and political subdivisions	–	–	2	(1)	2	(1)
Other debt securities	–	–	17	(2)	17	(2)
Total held-to-maturity	$19,125	$(169)	$4,241	$(127)	$23,366	$(296)
Available-for-sale
U.S. Treasury and agencies	$2,919	$(27)	$8	$–	$2,927	$(27)
Residential mortgage-backed securities
Agency	18,603	(171)	6,267	(193)	24,870	(364)
Non-agency(a)
Prime(b)	59	(1)	107	(3)	166	(4)
Non-prime(c)	–	–	17	(1)	17	(1)
Other asset-backed securities	–	–	2	–	2	–
Obligations of state and political subdivisions	35	–	62	(2)	97	(2)
Corporate debt securities	–	–	425	(70)	425	(70)
Perpetual preferred securities	–	–	73	(12)	73	(12)
Other investments	1	–	–	–	1	–
Total available-for-sale	$21,617	$(199)	$6,961	$(281)	$28,578	$(480)
(a)	The Company had $5 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if economic conditions worsen. Additionally, deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.